Amounts receivable (Details 1) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables	$ 40	$ 460
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	10	23
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	30	43
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 0	$ 394